RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Izzy Sheratzky [Member]
Payment to related party for services	$ 2,155	$ 3,380	$ 3,412
Eyal Sheratzky [Member]
Payment to related party for services	1,727	2,679	2,692
Nir Sheratzky [Member]
Payment to related party for services	1,727	2,679	2,692
Gil Sheratzky [Member]
Payment to related party for services	$ 1,227	$ 1,841	$ 1,934